Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity Incentive Plans
Summary of stock option activity

        The following table summarizes stock option activity for the years ended December 31, 2014 and 2013 (shares and intrinsic values in thousands):

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2013	—	—	—	—
Granted	1,730	$11.20	9.3	$1,157
Exercised	—	—	—	—
Forfeited or expired	—	—	—	—

Outstanding at December 31, 2013	1,730	$11.20	9.3	$2,208
Granted	140	11.56	9.7	—
Exercised	—	—	—	—
Forfeited or expired	—	—	—	—

Outstanding at December 31, 2014	1,870	$11.23	8.4	$4,721

Vested at December 31, 2014	670	$11.07	8.2	$1,787

Exercisable at December 31, 2014	670	$11.07	8.2	$1,787

Summary of restricted share activity

        The following table summarizes restricted share activity for the years ended December 31, 2014 and 2013 (shares in thousands):

	Number of shares	Weighted-average grant date fair value
Outstanding at January 1, 2013	—	$—
Granted	1,195	9.81
Vested	(250)	8.41
Forfeited	—	—

Outstanding at December 31, 2013	945	$10.18
Granted	79	11.34
Vested	(305)	11.33
Forfeited	—	—

Outstanding at December 31, 2014	719	$9.82

Time Based Stock Option | Black Scholes Pricing Model
Equity Incentive Plans
Schedule of valuation assumptions

Black-Scholes Option Valuation Assumptions	2014	2013
Risk-free interest rate	1.76% - 1.92%	.93% - 2.03%
Dividend yield	—	—
Volatility	28.4% - 30.9%	34.4% - 36.7%
Weighted-average expected term (years)	6.0 - 6.3	6.0

Event Based Stock Option | Monte Carlo simulation model
Equity Incentive Plans
Schedule of valuation assumptions
Monte Carlo Option Valuation Assumptions	2014	2013
Risk-free intererst rate	—	1.78%
Dividend yield	—	—
Volatility	—	36.70%
Weighted-average expected term (years)	—	5.4 - 5.8

Event Based Restricted Stock | Monte Carlo simulation model
Equity Incentive Plans
Schedule of valuation assumptions
Monte Carlo Option Valuation Assumptions	2014	2013
Risk-free interest rate	—	0.52%
Dividend yield	—	—
Volatility	—	36.70%
Weighted-average expected term (years)	—	0.6 - 1.3